OFF-BALANCE SHEET ITEMS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below:

Item	09.30.24	12.31.23
Agreed Credits	669,010,486	495,548,093
Documentary Export/Import Credits	47,276,999	36,839,836
Guarantees Granted	724,239,765	771,147,964
Liabilities for Foreign Trade Operations	44,270,169	36,920,307

Schedule of Fees and Commissions Related to Credit Exposure
The fees related to the aforementioned items, as of the indicated dates, were as follows:

Item	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
For Agreed Credits	239,033	784,794	245,048	365,161
For Documented Export and Import Credits	3,882	1,915,523	537,158	1,070,127
For Guarantees Granted	1,069,919	3,209,596	1,011,496	2,382,382

Schedule of Expected Credit Loss
The expected credit loss for the aforementioned items, as of the indicated dates, is detailed below:

Item	09.30.24	12.31.23
For Agreed Credits	909,777	720,623
For Documented Export and Import Credits	104,713	111,086
For Guarantees Granted	11,126,791	5,596,151
Liabilities for Foreign Trade Operations	90,903	199,479

Schedule of Counter-guarantees, Classified by Type
To provide guarantees to our clients, in certain circumstances, counter-guarantees may be required. The amounts, by type, are as follows:

Item	09.30.24	12.31.23
Other preferred guarantees received	34,985,849	34,297,656
Other guarantees received	—	23,703,941

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

Item	09.30.24	12.31.23
Values to be Debited	248,486,311	158,059,072
Values to be Credited	211,125,685	149,684,474
Collection Values	1,280,262,325	1,057,210,325

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee under trust agreements to guarantee obligations derived from various contracts between parties; The amounts registered in the trust fund and the securities held in escrow, as of the indicated dates, are as follows:

Item	09.30.24	12.31.23
Trust Funds	21,677,518	37,060,323
Securities held in Escrow	34,113,433,438	34,652,716,019